Xtrackers US National Critical Technologies ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Xtrackers US National Critical Technologies ETF | Xtrackers US National Critical Technologies ETF
Prospectus [Line Items]
Annual Return [Percent]	18.91%	18.06%